Accrued Expenses and Other Liabilities (Details) - Schedule of accrued expenses and other liabilities - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Schedule of Accrued Expenses and Other Liabilities [Abstract]
Accrued payroll and welfare	$ 3,105,643	$ 3,713,311	$ 3,275,364
VAT and other taxes payable	862,267	512,917	540,571
Accrued expenses	598,140	372,790	109,929
Accrued expenses and other liabilities	$ 4,566,050	$ 4,599,018	$ 4,852,226